Income Taxes (Details) (U.S., USD $)	9 Months Ended
Mar. 31, 2014 item
U.S.
Income taxes
Tax rate on US source shipping income (as a percent)	4.00%
Shipping income (as a percent)	50.00%
Number of vessel voyages	2
Tax on US source shipping income	$ 39,266